Segregated funds (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Segregated Funds Net Assets	Segregated funds net assets

	As at
(Millions of Canadian dollars)	October 31 2020	October 31 2019
Cash	$35	$31
Investment in mutual funds	1,886	1,631
Other assets (liabilities) net	1	1
	$1,922	$1,663

Changes in Segregated Funds Net Assets
Changes in net assets

	For the year ended
(Millions of Canadian dollars)	October 31 2020	October 31 2019
Net assets at beginning of period	$1,663	$1,368
Additions (deductions):
Deposits from policyholders	724	557
Net realized and unrealized gains (losses)	12	124
Interest and dividends	49	39
Payment to policyholders	(479)	(386)
Management and administrative fees	(47)	(39)
Net assets at end of period	$1,922	$1,663